Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 2	$ 8	$ 7	$ 2
Accounts receivable, net	239	232
Inventories	76	90
Other	51	43
Total current assets	368	373	372
Property, plant and equipment, net	2,550	2,114
Goodwill and intangible assets, net	291	299
Investments in unconsolidated affiliates	304	108
Other long-term assets	90	18
Total assets	3,603	2,912	2,607
Accounts payable and other current liabilities	345	542
Long-term debt	1,620	747
Other long-term liabilities	44	61
Total liabilities	2,009	1,350
Commitments and contingent liabilities
Predecessor equity	357	628
Net equity	1,063	649
Accumulated other comprehensive loss	(15)	(21)
Total partners' equity	1,405	1,256
Noncontrolling interests	189	306
Total equity	1,594	1,562	1,416	1,077
Total liabilities and equity	3,603	2,912
Parent Guarantor [Member]
ASSETS
Advances receivable - consolidated subsidiaries	873	370
Investments in consolidated subsidiaries	532	886
Total assets	1,405	1,256
Commitments and contingent liabilities
Net equity	1,405	1,256
Total partners' equity	1,405	1,256
Total equity	1,405	1,256
Total liabilities and equity	1,405	1,256
Subsidiary Issuer [Member]
ASSETS
Cash and cash equivalents	3	4	2	2
Total current assets	3	4
Advances receivable - consolidated subsidiaries	1,424	598
Investments in consolidated subsidiaries	728	1,050
Other long-term assets	11	5
Total assets	2,166	1,657
Accounts payable and other current liabilities	12	19
Long-term debt	1,620	747
Other long-term liabilities	2	5
Total liabilities	1,634	771
Commitments and contingent liabilities
Net equity	542	905
Accumulated other comprehensive loss	(10)	(19)
Total partners' equity	532	886
Total equity	532	886
Total liabilities and equity	2,166	1,657
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	2	6	7	1
Accounts receivable, net	239	232
Inventories	76	90
Other	51	43
Total current assets	368	371
Property, plant and equipment, net	2,550	2,114
Goodwill and intangible assets, net	291	299
Investments in unconsolidated affiliates	304	108
Other long-term assets	79	13
Total assets	3,592	2,905
Accounts payable and other current liabilities	336	525
Advances payable - consolidated subsidiaries	2,297	968
Other long-term liabilities	42	56
Total liabilities	2,675	1,549
Commitments and contingent liabilities
Predecessor equity	357	628
Net equity	376	424
Accumulated other comprehensive loss	(5)	(2)
Total partners' equity	728	1,050
Noncontrolling interests	189	306
Total equity	917	1,356
Total liabilities and equity	3,592	2,905
Consolidating Adjustments [Member]
ASSETS
Cash and cash equivalents	(3)	(2)	(2)	(1)
Total current assets	(3)	(2)
Advances receivable - consolidated subsidiaries	(2,297)	(968)
Investments in consolidated subsidiaries	(1,260)	(1,936)
Total assets	(3,560)	(2,906)
Accounts payable and other current liabilities	(3)	(2)
Advances payable - consolidated subsidiaries	(2,297)	(968)
Total liabilities	(2,300)	(970)
Commitments and contingent liabilities
Net equity	(1,260)	(1,936)
Total partners' equity	(1,260)	(1,936)
Total equity	(1,260)	(1,936)
Total liabilities and equity	$ (3,560)	$ (2,906)